Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax
Provision for the year/period	¥ 339,409	¥ 557,630	¥ 252,989	¥ 200,170
Deferred tax
Origination and reversal of temporary differences (Note 10(c))	57,256	(5,845)	14,081	13,085
Tax expense	¥ 396,665	¥ 551,785	¥ 267,070	¥ 213,255